Other Assets	12 Months Ended
Dec. 31, 2024
Other Assets
Other Assets

13.Other Assets

Other assets were comprised as follows:

	December 31, 2024			December 31, 2023
	Insurance			Insurance
	and	Non-		and	Non-
	reinsurance	insurance		reinsurance	insurance
	companies(1)	companies	Total	companies(1)	companies	Total
Premises and equipment, right-of-use assets and non-insurance companies’ investment property(2)	811.5	2,818.7	3,630.2	875.1	2,380.6	3,255.7
Assets associated with unit-linked insurance and other products(3)	1,368.3	—	1,368.3	1,204.0	—	1,204.0
Inventories(2)	—	857.6	857.6	—	669.1	669.1
Non-insurance revenue receivables(2)	—	835.4	835.4	—	611.6	611.6
Accrued interest and dividends	473.7	9.5	483.2	488.0	2.8	490.8
Prepaid expenses	154.9	227.8	382.7	170.5	180.4	350.9
Income tax, sales tax and subsidies receivable	86.6	165.6	252.2	60.4	215.5	275.9
Finance lease receivables	6.1	173.7	179.8	7.8	207.4	215.2
Call options on non-controlling interests(4)	177.8	—	177.8	306.6	—	306.6
Prepaid losses on claims	153.3	—	153.3	151.0	—	151.0
Pension surplus	100.4	—	100.4	96.3	—	96.3
Other(5)	451.6	115.5	567.1	553.0	110.1	663.1
	3,784.2	5,203.8	8,988.0	3,912.7	4,377.5	8,290.2

Current	1,374.0	2,206.6	3,580.6	1,425.3	1,702.9	3,128.2
Non-current	2,410.2	2,997.2	5,407.4	2,487.4	2,674.6	5,162.0
	3,784.2	5,203.8	8,988.0	3,912.7	4,377.5	8,290.2
(1)	Includes Life insurance and Run-off, and the group holding companies.
(2)	The increase during 2024 principally reflected the acquisition of Sleep Country and the consolidation of Peak Achievement and Meadow Foods, as described in note 21.
(3)	Primarily includes investment assets held for insurance contracts written by the company's life insurance operations that transfer the market risk associated with the underlying investment performance which supports the benefit payments to the policyholder ("unit-linked"). The liability for the associated life policy benefits are included within insurance contract liabilities (note 8). The company measures the underlying investments for these unit-linked contracts at fair value.
(4)	Comprised of call options on the non-controlling interests in Allied World and Odyssey Group, which expire in 2026 and 2029, respectively (2023 - also included a call option on the non-controlling interests in Brit, which was exercised in 2024 as described further below). At certain dates subsequent to expiry of a call option, the non-controlling interests may request an initial public offering of their shares, the structure, process and timing of which will be controlled by the company; in certain circumstances, the non-controlling interests may request a sale of the respective operating company to a third party. On December 13, 2024 the company acquired the remaining shares of Brit that it did not already own from Brit’s minority shareholder (OMERS), through the exercise of its call option, increasing its ownership interest in Brit from 86.2% to 100.0%.
(5)	Principally comprised of other receivables, deposits and deferred compensation plans.